Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,323,452.95
Total Transaction Valuation	9,583,294,334.40
Total Offset Amount	0.00
Net Fee	$ 1,323,452.95
Offering Table N/A
Offset Table N/A	N/A